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                        American Independence Funds Trust
                          335 Madison Avenue, Mezzanine
                               New York, NY 10017

March 1, 2006



VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      AMERICAN INDEPENDENCE FUNDS TRUST  THE "TRUST")
         RULE 497(j) FILING
         SEC FILE NOS. 811-21757/333-124214

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

As Secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information each dated March 1, 2006 which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on March 1, 2006.

If you have any questions concerning this filing, please do not hesitate to call me at 646-747-3475.

Sincerely,


/s/ Theresa Donovan
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Theresa Donovan
Secretary
American Independence Funds Trust